Notes Payable, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Years ending December 31:
2017	$ 1,589,661
2018	1,666,667
2019	1,666,667
2020	138,889
Notes Payable, balance as of December 31, 2016	5,061,884
Unamortized discount on notes payable	(697,596)
Notes Payable, balance as of December 31, 2016	4,361,288
Current portion of notes payable	(1,589,661)	$ 0
Non-current portion of notes payable	$ 2,774,627	$ 0